Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab Monthly Income Fund - Target Payout | Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Annual Return [Percent]	12.17272%	4.02925%	8.58%	(12.85%)	9.23%	5.32%	16.41%	(6.31%)	10.80%	4.58%
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Annual Return [Percent]	12.13562%	4.04601%	8.50%	(12.50%)	5.73%	6.11%	13.79%	(4.20%)	8.19%	3.69%
Schwab Monthly Income Fund - Income Payout | Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Annual Return [Percent]	9.84571%	3.97084%	7.81%	(12.50%)	2.33%	6.93%	11.18%	(2.31%)	5.64%	2.97%